ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares						Fair Value
	OPEN END FUNDS — 69.7%
	FIXED INCOME - 69.7%
1,020,232	DoubleLine Core Fixed Income Fund, Class I					$ 9,549,371
979,346	DoubleLine Low Duration Bond Fund, Class I					9,470,279
	TOTAL OPEN END FUNDS (Cost $18,708,121)					19,019,650

	SHORT-TERM INVESTMENTS — 5.7%
	MONEY MARKET FUNDS - 5.7%
1,540,911	First American Government Obligations Fund, Class X, 4.05% (Cost $1,540,911)(a)					1,540,911

Contracts(b)
	EQUITY OPTIONS PURCHASED - 23.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 23.1%
41,160	NOMURA WNTN Shares	NOM	02/16/2026	$ 0.0001	$ 3,792,424	$ 4,474,621
10,490	NOMURA WNTN TRND Shares	NOM	02/16/2026	0.0001	1,623,797	1,840,803
	TOTAL CALL OPTIONS PURCHASED (Cost - $5,416,220)					6,315,424

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $5,416,220)					6,315,424

	TOTAL INVESTMENTS - 98.5% (Cost $25,665,252)					$ 26,875,985
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%					413,880
	NET ASSETS - 100.0%					$ 27,289,865

NOM	Nomura Securities (Bermuda), Ltd.

(a)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

	WNTN Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description	Expiration Date	Notional Value at June 30, 2025	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	8	2 YR T-NOTE	DEC25	1,667,188	$(2,125)	(0.01)%
	15	5 YR T-NOTE	DEC25	1,637,930	(4,320)	(0.02)%
	12	AS10YRBOND	DEC25	899,513	(3,204)	(0.01)%
	14	AUSDOLLAR	DEC25	925,820	(2,232)	(0.01)%
	39	B-POUND	DEC25	3,277,463	(27,905)	(0.10)%
	9	CANADA BOND	DEC25	791,777	671	0.00%
	1	DAX INDEX	DEC25	704,363	1,064	0.00%
	3	EMINI S&P	DEC25	1,010,813	(1,490)	(0.01)%
	39	EURO	DEC25	5,720,325	8,796	0.03%
	7	EURO BTP FUTURES	DEC25	984,342	(1,940)	(0.01)%
	12	EURO BTS FUTURES	DEC25	1,519,811	(613)	(0.00)%
	7	GOLD	DEC25	2,711,240	264,240	0.97%
	16	HOGS	DEC25	567,840	(536)	(0.00)%
	15	HOGS	FEB26	541,800	13,210	0.05%
	2	ICE 3MTH SONIA FUTURE	SEP27	647,526	(1,379)	(0.01)%
	2	ICE 3MTH SONIA FUTURE	DEC27	647,324	(1,333)	(0.00)%
	2	ICE 3MTH SONIA FUTURE	MAR28	647,122	(1,333)	(0.00)%
	2	ICE 3MTH SONIA FUTURE	JUN28	646,887	(1,627)	(0.01)%
	2	ICE 3MTH SONIA FUTURE	SEP28	646,652	(859)	(0.00)%
	7	LCATTLE	FEB26	664,090	13,720	0.05%
	7	LCATTLE	DEC25	657,370	(6)	(0.00)%
	5	LIF FTSE	DEC25	632,466	12,755	0.05%
	22	LME ALUM	DEC25	1,474,490	31,375	0.11%
	6	LME COPPER	DEC25	1,540,715	52,059	0.19%
	17	LME LEAD$	DEC25	842,337	(5,698)	(0.02)%
	11	LME ZINC	DEC25	816,514	26,099	0.10%
	3	MIB INDEX	DEC25	747,937	(915)	(0.00)%
	7	PLATINUM	JAN26	561,995	42,715	0.16%
	4	S&P CANADA	DEC25	1,018,864	14,135	0.05%
	6	SILVER	DEC25	1,399,200	538	0.00%
	22	SINGAPORE MSCI INDEX	OCT25	762,830	96	0.00%
	15	THREE-MONTH SOFR	JUN27	3,633,750	(2,625)	(0.01)%
	15	THREE-MONTH SOFR	SEP27	3,632,438	(1,725)	(0.01)%
	14	THREE-MONTH SOFR	DEC27	3,388,700	(1,438)	(0.01)%
	13	THREE-MONTH SOFR	MAR27	3,149,738	(2,875)	(0.01)%
	13	THREE-MONTH SOFR	MAR28	3,145,025	(1,650)	(0.01)%
	13	THREE-MONTH SOFR	JUN28	3,143,563	(800)	(0.00)%
	11	THREE-MONTH SOFR	DEC26	2,664,888	(2,563)	(0.01)%
	10	THREE-MONTH SOFR	SEP28	2,417,000	450	0.00%
	6	THREE-MONTH SOFR	SEP26	1,452,750	(1,913)	(0.01)%
	7	T-NOTE	DEC25	787,500	(3,891)	(0.01)%
					$407,053

	Short Contracts
	(15)	AS-BK-BILL	DEC25	702,456	$2,874	0.01%
	(57)	CANADIAN-DLR	DEC25	4,094,880	13,039	0.05%
	(13)	ERX 2 BUND	DEC25	1,631,894	1,280	0.00%
	(11)	LME NICKEL	DEC25	1,003,888	(3,349)	(0.01)%
	(16)	NATURAL GAS	JAN26	668,320	13,160	0.05%
	(27)	NATURAL GAS	DEC25	1,047,600	206	0.00%
	(13)	NZ DOLLAR	DEC25	753,220	8,705	0.03%
	(6)	S-FRANC	DEC25	941,700	(2,464)	(0.01)%
	(40)	YEN	DEC25	3,380,500	84	0.00%
				Subtotal	$33,535

				All Other Investments	4,444,977
				Total Value of Purchased Option	4,474,621

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

	WNTN TRND Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description	Expiration Date	Notional Value at June 30, 2025	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	7	T-NOTE	DEC25	787,500	$105	0.00%
	5	THREE-MONTH SOFR	MAR27	1,211,438	2,845	0.01%
	5	THREE-MONTH SOFR	DEC26	1,211,313	-	0.00%
	5	THREE-MONTH SOFR	JUN27	1,211,250	4,600	0.02%
	5	THREE-MONTH SOFR	SEP27	1,210,813	(1,802)	(0.01)%
	5	THREE-MONTH SOFR	SEP26	1,210,625	(2,195)	(0.01)%
	4	THREE-MONTH SOFR	DEC27	968,200	548	0.00%
	4	THREE-MONTH SOFR	MAR28	967,700	5,728	0.02%
	4	THREE-MONTH SOFR	JUN26	967,150	(5,070)	(0.02)%
	3	THREE-MONTH SOFR	JUN28	725,438	(1,557)	(0.01)%
	2	THREE-MONTH SOFR	SEP28	483,400	(19)	(0.00)%
	1	SILVER	DEC25	233,200	94,970	0.35%
	3	S-FRANC	DEC25	470,850	4,965	0.02%
	3	PLATINUM	JAN26	240,855	-	0.00%
	35	PESO	DEC25	955,675	-	0.00%
	1	OSK NIKKEI	DEC25	304,177	35	0.00%
	1	MINI DOW	DEC25	233,445	6,703	0.02%
	1	LME COPPER	DEC25	256,786	41,800	0.15%
	4	LME ALUM	DEC25	268,089	3,565	0.01%
	3	LIF FTSE	DEC25	379,480	8,154	0.03%
	5	LCATTLE	DEC25	469,550	9,800	0.04%
	3	LCATTLE	FEB26	284,610	776	0.00%
	8	HOGS	FEB26	288,960	(1,200)	(0.00)%
	7	HOGS	DEC25	248,430	563	0.00%
	2	GOLD	DEC25	774,640	177	0.00%
	2	EURO BTP FUTURES	DEC25	281,241	124	0.00%
	17	EURO	DEC25	2,493,475	-	0.00%
	1	EMINI S&P	DEC25	336,938	5,338	0.02%
	1	EMINI NASDAQ	DEC25	498,035	75	0.00%
	4	EMINI MSCI EM	DEC25	271,940	4,406	0.02%
	8	B-POUND	DEC25	672,300	110	0.00%
	5	AUSDOLLAR	DEC25	330,650	-	0.00%
	2	AS-INDEX-200	DEC25	293,386	3,439	0.01%
	9	5 YR T-NOTE	DEC25	982,758	(688)	(0.00)%
	4	3M CORRA FUTURES	MAR26	702,344	8,298	0.03%
	3	3M CORRA FUTURES	DEC25	526,327	(606)	(0.00)%
	4	2 YR T-NOTE	DEC25	833,594	(3,430)	(0.01)%
				Subtotal	$190,557

	Short Contracts
	(7)	AS-BK-BILL	DEC25	(327,813)	$5,557	0.02%
	(12)	CANADIAN-DLR	DEC25	(862,080)	2,676	0.01%
	(12)	ERX 2 BUND	DEC25	(1,506,364)	(46)	(0.00)%
	(3)	ERX BOBL	DEC25	(414,715)	151	0.00%
	(7)	EURO BUND	DEC25	(1,056,048)	(1,804)	(0.01)%
	(2)	EURO OAT FUTURES	DEC25	(284,784)	(1,597)	(0.01)%
	(3)	EURX EURO-BUXL	DEC25	(402,992)	(5,700)	(0.02)%
	(2)	JAPAN BOND	DEC25	(1,836,152)	(5)	(0.00)%
	(6)	LME LEAD$	DEC25	(297,296)	7	0.00%
	(2)	LONG GILT	DEC25	(244,287)	(182)	(0.00)%
	(6)	NATURAL GAS	DEC25	(232,800)	(1,460)	(0.01)%
	(5)	NZ DOLLAR	DEC25	(289,700)	-	0.00%
	(20)	YEN	DEC25	(1,690,250)	135	0.00%
				Subtotal	$(2,268)

				All Other Investments	1,652,514
				Total Value of Purchased Option	1,840,803

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.